UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Central Fund Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	72.6	70.8
1 - 1.99%	17.0	18.5
2 - 2.99%	10.4	10.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2016

6 months ago
Years	5.6	5.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2016

6 months ago
Years	3.7	3.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of March 31, 2016*
U.S. Government and U.S. Government Agency Obligations	99.9%
Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities - 99.9%

As of September 30, 2015*
U.S. Government and U.S. Government Agency Obligations	99.9%
Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities - 99.9%

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$19,380,426	$22,720,454
2.375% 1/15/25	26,605,424	31,719,481
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	45,346,860	45,879,890
0.125% 4/15/18	50,415,856	51,328,801
0.125% 4/15/19	49,939,263	51,037,301
0.125% 4/15/20	49,979,015	51,068,483
0.125% 1/15/22	40,112,507	40,758,589
0.125% 7/15/22	41,373,007	42,147,243
0.125% 1/15/23	41,565,094	41,964,361
0.125% 7/15/24	40,509,000	40,612,943
0.25% 1/15/25	40,519,532	40,906,313
0.375% 7/15/23	41,228,584	42,524,407
0.375% 7/15/25	40,509,000	41,391,001
0.625% 7/15/21	36,341,049	38,186,448
0.625% 1/15/24	41,131,623	42,880,392
0.625% 1/15/26	25,689,000	26,805,014
1.125% 1/15/21	34,235,661	36,624,993
1.25% 7/15/20	29,931,115	32,205,747
1.375% 7/15/18	15,192,270	16,037,796
1.375% 1/15/20	19,477,399	20,865,540
1.625% 1/15/18	15,403,716	16,112,880
1.875% 7/15/19	16,060,061	17,469,816
2.125% 1/15/19	14,134,475	15,266,241
2.625% 7/15/17	14,587,227	15,366,122
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $806,379,754)		821,880,256
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $806,379,754)		821,880,256
NET OTHER ASSETS (LIABILITIES) - 0.1%		792,212
NET ASSETS - 100%		$822,672,468

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $806,379,754)		$821,880,256
Cash		34,843
Receivable for investments sold		10,924,664
Receivable for fund shares sold		16,247,446
Interest receivable		1,096,303
Total assets		850,183,512
Liabilities
Payable for investments purchased	$26,652,206
Payable for fund shares redeemed	857,147
Other payables and accrued expenses	1,691
Total liabilities		27,511,044
Net Assets		$822,672,468
Net Assets consist of:
Paid in capital		$807,171,966
Net unrealized appreciation (depreciation) on investments		15,500,502
Net Assets, for 8,136,284 shares outstanding		$822,672,468
Net Asset Value, offering price and redemption price per share ($822,672,468 ÷ 8,136,284 shares)		$101.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016 (Unaudited)
Investment Income
Interest		$(2,030,039)
Expenses
Custodian fees and expenses	$3,420
Independent directors' compensation	1,359
Total expenses before reductions	4,779
Expense reductions	(1,422)	3,357
Net investment income (loss)		(2,033,396)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,102,446)
Total net realized gain (loss)		(1,102,446)
Change in net unrealized appreciation (depreciation) on investment securities		25,756,559
Net gain (loss)		24,654,113
Net increase (decrease) in net assets resulting from operations		$22,620,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016 (Unaudited)	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,033,396)	$1,786,395
Net realized gain (loss)	(1,102,446)	(1,722,989)
Change in net unrealized appreciation (depreciation)	25,756,559	(3,759,811)
Net increase (decrease) in net assets resulting from operations	22,620,717	(3,696,405)
Affiliated share transactions
Proceeds from sales of shares	208,240,873	382,137,297
Cost of shares redeemed	(28,324,085)	(29,917,999)
Net increase (decrease) in net assets resulting from share transactions	179,916,788	352,219,298
Total increase (decrease) in net assets	202,537,505	348,522,893
Net Assets
Beginning of period	620,134,963	271,612,070
End of period	$822,672,468	$620,134,963
Other Affiliated Information
Shares
Sold	2,114,488	3,871,139
Redeemed	(287,821)	(301,364)
Net increase (decrease)	1,826,667	3,569,775

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$98.28	$99.13	$98.55	$102.53	$100.00
Income from Investment Operations
Net investment income (loss)B	(.295)	.514	1.216	.964	.598
Net realized and unrealized gain (loss)	3.125	(1.364)	(.636)	(4.944)	1.932
Total from investment operations	2.830	(.850)	.580	(3.980)	2.530
Distributions from net investments income	–	–	–C	–	–
Net asset value, end of period	$101.11	$98.28	$99.13	$98.55	$102.53
Total ReturnD,E	2.88%	(.86)%	.59%	(3.88)%	2.53%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	-%	- %H
Net investment income (loss)	(.60)%H	.52%	1.22%	.95%	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$822,672	$620,135	$271,612	$294,750	$651,112
Portfolio turnover rate	24%H	30%	54%	95%	49%H

 A For the period February 22, 2012 (commencement of operations) to September 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2016

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$14,133,741
Gross unrealized depreciation	(805,002)
Net unrealized appreciation (depreciation) on securities	$13,328,739
Tax Cost	$808,551,517

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,359.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $63.

5. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Actual	.0010%	$1,000.00	$1,028.80	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
John Engler
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Albert R. Gamper, Jr.
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Robert F. Gartland
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Abigail P. Johnson
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Arthur E. Johnson
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Michael E. Kenneally
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
James H. Keyes
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Marie L. Knowles
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Geoffrey A. von Kuhn
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IPB-SANN-0516
1.938136.104

Fidelity® Investment Grade Bond Central Fund Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	36.6%
AAA	4.0%
AA	1.6%
A	13.2%
BBB	30.5%
BB and Below	11.4%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	2.0%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	32.9%
AAA	2.8%
AA	4.1%
A	18.4%
BBB	32.5%
BB and Below	8.1%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	0.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of March 31, 2016

6 months ago
Years	8.3	8.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2016

6 months ago
Years	5.7	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of March 31, 2016*,**
Corporate Bonds	46.2%
U.S. Government and U.S. Government Agency Obligations	36.6%
Asset-Backed Securities	1.9%
CMOs and Other Mortgage Related Securities	7.9%
Municipal Bonds	3.6%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 13.6%

 ** Futures and Swaps - 0.0%

As of September 30, 2015*,**
Corporate Bonds	50.2%
U.S. Government and U.S. Government Agency Obligations	32.9%
Asset-Backed Securities	1.8%
CMOs and Other Mortgage Related Securities	7.7%
Municipal Bonds	4.6%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 14.4%

 ** Futures and Swaps - 0.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments March 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 1.9%
General Motors Co.:
3.5% 10/2/18	$6,330,000	$6,480,572
5.2% 4/1/45	2,719,000	2,555,338
6.25% 10/2/43	1,080,000	1,153,767
6.6% 4/1/36	3,355,000	3,692,560
6.75% 4/1/46	5,623,000	6,393,632
General Motors Financial Co., Inc.:
2.625% 7/10/17	2,000,000	2,012,296
3.15% 1/15/20	10,728,000	10,764,325
3.25% 5/15/18	3,325,000	3,380,764
3.5% 7/10/19	7,458,000	7,649,104
4.25% 5/15/23	3,750,000	3,772,361
4.375% 9/25/21	36,356,000	37,592,904
4.75% 8/15/17	3,460,000	3,572,000
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	37,000,000	36,262,072
		125,281,695
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,475,000	4,826,408
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,416,000	1,467,217
3.7% 1/30/26	3,733,000	3,956,834
4.7% 12/9/35	1,927,000	2,071,240
4.875% 12/9/45	3,024,000	3,304,582
		10,799,873
Media - 1.7%
21st Century Fox America, Inc. 7.75% 12/1/45	3,776,000	4,986,608
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	9,542,000	9,996,905
4.908% 7/23/25 (a)	6,415,000	6,769,153
Discovery Communications LLC 3.25% 4/1/23	821,000	782,788
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,971,017
4.5% 9/15/42	1,566,000	1,390,517
5.5% 9/1/41	2,836,000	2,813,182
5.85% 5/1/17	2,001,000	2,086,018
6.55% 5/1/37	12,789,000	14,039,956
7.3% 7/1/38	4,675,000	5,484,944
8.25% 4/1/19	13,760,000	16,021,938
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,095,835
6.2% 3/15/40	7,609,000	8,732,956
Viacom, Inc. 4.25% 9/1/23	15,137,000	15,441,526
		111,613,343

TOTAL CONSUMER DISCRETIONARY		252,521,319

CONSUMER STAPLES - 2.6%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,074,000	15,496,645
3.3% 2/1/23	16,234,000	16,882,061
3.65% 2/1/26	17,610,000	18,519,539
4.7% 2/1/36	15,370,000	16,614,309
4.9% 2/1/46	17,579,000	19,641,562
		87,154,116
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	4,175,000	4,477,667
3.875% 7/20/25	7,900,000	8,528,801
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,345,568
3.3% 11/18/21	5,048,000	5,200,606
		22,552,642
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	2,063,000	2,071,978
Tobacco - 1.0%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,476,118
5.375% 1/31/44	6,961,000	8,507,442
9.25% 8/6/19	1,502,000	1,856,281
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	8,295,959
4.25% 7/21/25 (a)	7,942,000	8,450,765
Reynolds American, Inc.:
2.3% 6/12/18	2,779,000	2,834,863
4% 6/12/22	5,439,000	5,913,798
5.7% 8/15/35	2,047,000	2,394,423
6.15% 9/15/43	7,130,000	8,773,622
7.25% 6/15/37	9,291,000	12,074,918
		63,578,189

TOTAL CONSUMER STAPLES		175,356,925

ENERGY - 8.7%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	3,842,150
5.35% 3/15/20 (a)	4,099,000	3,527,329
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,377,678
Halliburton Co.:
3.8% 11/15/25	3,856,000	3,858,325
4.85% 11/15/35	3,367,000	3,367,559
5% 11/15/45	4,614,000	4,524,747
Noble Holding International Ltd.:
4% 3/16/18	569,000	528,533
5.95% 4/1/25	3,629,000	2,358,850
6.95% 4/1/45	3,503,000	1,965,183
Transocean, Inc. 5.55% 12/15/16 (b)	3,323,000	3,313,031
		30,663,385
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,318,000	1,342,423
5.55% 3/15/26	3,521,000	3,559,963
6.375% 9/15/17	1,419,000	1,486,004
6.6% 3/15/46	6,610,000	6,749,854
BP Capital Markets PLC:
1.674% 2/13/18	40,543,000	40,596,355
2.315% 2/13/20	27,304,000	27,538,869
4.5% 10/1/20	3,295,000	3,604,509
Cenovus Energy, Inc. 5.7% 10/15/19	6,118,000	6,140,826
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	1,496,000	1,481,166
3.3% 6/1/20 (a)	7,369,000	7,326,260
4.5% 6/1/25 (a)	2,235,000	2,219,695
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,608,917
2.7% 4/1/19	6,241,000	5,575,304
3.875% 3/15/23	9,216,000	7,568,529
5.6% 4/1/44	9,458,000	6,960,662
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,511,000	3,519,146
Enable Midstream Partners LP:
2.4% 5/15/19	2,382,000	2,076,570
3.9% 5/15/24	2,513,000	1,987,454
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	751,183
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,241,588
2.55% 10/15/19	1,568,000	1,567,431
3.7% 2/15/26	8,000,000	7,942,768
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,038,000	3,001,046
6.55% 9/15/40	671,000	631,034
Kinder Morgan, Inc. 3.05% 12/1/19	42,088,000	41,449,735
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,828,707
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,694,000	1,767,125
MPLX LP 4% 2/15/25	1,128,000	972,959
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	2,984,625
Petrobras Global Finance BV:
2.2382% 5/20/16 (b)	6,209,000	6,187,269
3.25% 3/17/17	12,368,000	12,136,100
4.375% 5/20/23	45,164,000	32,956,171
4.875% 3/17/20	22,800,000	18,974,160
5.625% 5/20/43	20,715,000	13,464,750
6.25% 3/17/24	1,950,000	1,559,415
7.25% 3/17/44	22,238,000	16,622,905
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	10,000,000	9,842,000
5.375% 1/27/21	20,882,000	17,261,688
5.875% 3/1/18	3,290,000	3,157,742
6.125% 10/6/16	31,000,000	31,316,200
Petroleos Mexicanos:
3.5% 7/23/20	69,400,000	67,578,250
4.5% 1/23/26	11,975,000	11,106,813
4.875% 1/18/24	5,463,000	5,355,106
5.625% 1/23/46	10,000,000	8,404,000
6.375% 1/23/45	21,014,000	19,479,978
6.5% 6/2/41	22,489,000	21,173,394
Phillips 66 Partners LP 2.646% 2/15/20	617,000	594,413
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,464,000	4,088,234
Southwestern Energy Co.:
3.3% 1/23/18	2,921,000	2,336,800
4.05% 1/23/20	5,300,000	3,855,750
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,428,505
Spectra Energy Partners LP 2.95% 9/25/18	1,225,000	1,229,982
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	1,655,713
4.55% 6/24/24	24,070,000	18,293,200
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,381,413
5.375% 6/1/21	7,378,000	7,142,288
Williams Partners LP:
4.125% 11/15/20	1,086,000	986,759
4.3% 3/4/24	5,461,000	4,543,104
		551,592,809

TOTAL ENERGY		582,256,194

FINANCIALS - 23.6%
Banks - 10.9%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	7,090,000	7,070,148
4% 4/14/19 (a)	7,945,000	7,651,035
5.5% 7/12/20 (a)	32,172,000	31,890,495
5.75% 9/26/23 (a)	4,669,000	4,499,515
Bank of America Corp.:
3.95% 4/21/25	10,000,000	9,959,720
4.25% 10/22/26	7,558,000	7,685,708
4.45% 3/3/26	7,328,000	7,566,673
5.65% 5/1/18	3,780,000	4,058,216
5.875% 1/5/21	3,255,000	3,723,512
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.3% 3/5/20 (a)	28,390,000	28,469,577
Barclays PLC:
2.75% 11/8/19	6,297,000	6,254,243
4.375% 1/12/26	7,220,000	7,085,130
Capital One NA 2.95% 7/23/21	10,312,000	10,385,277
Citigroup, Inc.:
1.7% 4/27/18	19,017,000	18,950,859
3.875% 3/26/25	15,450,000	15,315,539
4.05% 7/30/22	2,408,000	2,506,680
4.3% 11/20/26	17,000,000	16,926,169
5.5% 9/13/25	2,779,000	3,042,369
Citizens Bank NA 2.3% 12/3/18	5,669,000	5,701,988
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	5,925,000	6,148,734
4.3% 12/3/25	14,216,000	14,724,606
Credit Suisse AG 6% 2/15/18	13,023,000	13,882,948
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,688,360
3.75% 3/26/25	7,780,000	7,435,432
3.8% 9/15/22	11,780,000	11,727,520
Discover Bank:
4.2% 8/8/23	9,938,000	10,391,650
7% 4/15/20	5,075,000	5,772,797
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,235,034
8.25% 3/1/38	1,976,000	2,879,605
HBOS PLC 6.75% 5/21/18 (a)	3,118,000	3,372,042
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,971,304
5.25% 3/14/44	2,847,000	2,888,264
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,406,727
Huntington National Bank:
1.7% 2/26/18	41,948,000	41,629,237
2% 6/30/18	8,000,000	8,011,440
2.4% 4/1/20	56,000,000	55,585,768
ING Bank NV 5.8% 9/25/23 (a)	3,538,000	3,856,650
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	5,036,000	4,717,695
JPMorgan Chase & Co.:
3.875% 9/10/24	56,293,000	57,666,943
4.125% 12/15/26	50,863,000	52,731,961
Mizuho Bank Ltd. 1.8% 3/26/18 (a)	34,395,000	34,438,888
MUFG Americas Holdings Corp. 2.25% 2/10/20	7,416,000	7,380,996
PNC Bank NA 2.3% 6/1/20	3,650,000	3,688,099
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,641,195
Regions Bank 6.45% 6/26/37	7,667,000	9,182,835
Regions Financial Corp. 2% 5/15/18	6,384,000	6,344,266
Royal Bank of Canada 4.65% 1/27/26	17,945,000	18,217,441
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	39,343,146
6% 12/19/23	41,227,000	41,769,218
6.1% 6/10/23	22,609,000	23,163,802
6.125% 12/15/22	11,163,000	11,844,445
		725,481,901
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,458,000	8,310,865
4.25% 2/15/24	2,828,000	2,913,457
Deutsche Bank AG 4.5% 4/1/25	17,307,000	15,048,488
Deutsche Bank AG London Branch 1.875% 2/13/18	40,527,000	40,273,585
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,839,922
2.55% 10/23/19	75,150,000	76,353,377
2.625% 1/31/19	17,288,000	17,632,982
2.9% 7/19/18	10,067,000	10,303,484
5.25% 7/27/21	5,219,000	5,877,351
5.75% 1/24/22	5,977,000	6,899,197
6.75% 10/1/37	18,359,000	21,848,073
Lazard Group LLC:
4.25% 11/14/20	5,574,000	5,823,253
6.85% 6/15/17	640,000	674,476
Morgan Stanley:
2.375% 7/23/19	8,748,000	8,841,822
4% 7/23/25	10,033,000	10,495,481
4.875% 11/1/22	27,262,000	29,641,400
5% 11/24/25	15,331,000	16,598,736
5.75% 1/25/21	13,341,000	15,276,739
7.3% 5/13/19	3,747,000	4,313,303
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	8,012,216
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,691,592
		330,669,799
Consumer Finance - 0.8%
Discover Financial Services:
3.85% 11/21/22	4,015,000	3,977,396
3.95% 11/6/24	5,006,000	4,949,357
5.2% 4/27/22	3,503,000	3,746,714
Ford Motor Credit Co. LLC 2.24% 6/15/18	9,072,000	9,068,807
Hyundai Capital America:
1.875% 8/9/16 (a)	1,801,000	1,804,296
2% 3/19/18 (a)	10,511,000	10,586,511
2.125% 10/2/17 (a)	7,543,000	7,563,525
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,826,484
3% 8/15/19	2,690,000	2,733,215
3.75% 8/15/21	4,062,000	4,171,690
4.25% 8/15/24	4,089,000	4,150,981
		54,578,976
Diversified Financial Services - 0.1%
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,633,318
Insurance - 1.8%
American International Group, Inc.:
2.3% 7/16/19	20,041,000	20,220,347
3.3% 3/1/21	3,435,000	3,513,390
3.75% 7/10/25	13,815,000	13,804,611
Aon Corp. 5% 9/30/20	1,574,000	1,741,650
Aon PLC 4% 11/27/23	13,880,000	14,344,564
Five Corners Funding Trust 4.419% 11/15/23 (a)	7,020,000	7,361,207
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	11,559,000	10,908,806
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	5,919,852
6.5% 3/15/35 (a)	4,626,000	5,399,995
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,265,665
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,824,000	8,143,820
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,111,000	5,933,497
Pacific LifeCorp 6% 2/10/20 (a)	363,000	405,617
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,590,158
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	9,676,000	10,371,259
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	2,167,000	2,199,947
4.125% 11/1/24 (a)	3,142,000	3,248,432
Unum Group 5.625% 9/15/20	3,364,000	3,716,978
		122,089,795
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,596,630
4.6% 4/1/22	1,545,000	1,665,549
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,631,449
American Tower Corp. 2.8% 6/1/20	14,800,000	14,880,912
AvalonBay Communities, Inc. 3.625% 10/1/20	3,128,000	3,267,349
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,196,306
4.25% 1/15/24	5,830,000	6,221,310
Corporate Office Properties LP 5% 7/1/25	3,811,000	3,844,773
DDR Corp.:
3.5% 1/15/21	21,013,000	21,325,926
3.625% 2/1/25	3,555,000	3,440,728
4.25% 2/1/26	2,872,000	2,919,431
4.625% 7/15/22	3,879,000	4,116,422
4.75% 4/15/18	4,014,000	4,173,561
7.5% 4/1/17	2,084,000	2,195,369
Duke Realty LP:
4.375% 6/15/22	13,137,000	13,838,529
5.95% 2/15/17	136,000	140,943
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,523,678
6% 9/15/17	3,170,000	3,334,247
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,953,333
4.75% 7/15/20	3,181,000	3,478,618
Federal Realty Investment Trust 5.9% 4/1/20	1,116,000	1,277,265
Government Properties Income Trust 3.75% 8/15/19	7,823,000	8,002,092
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,393,373
4.7% 9/15/17	946,000	983,584
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,687,181
HRPT Properties Trust 6.65% 1/15/18	2,850,000	2,995,490
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,761,337
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	2,500,000	2,428,230
4.5% 4/1/27	26,195,000	24,952,152
4.95% 4/1/24	2,418,000	2,463,591
5.25% 1/15/26	9,242,000	9,420,879
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,602,327
5% 12/15/23	1,288,000	1,323,501
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,131,858
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,390,421
4.6% 4/1/24	14,578,000	14,834,835
		196,393,179
Real Estate Management & Development - 2.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,849,718
4.1% 10/1/24	7,694,000	7,620,545
4.55% 10/1/29	7,694,000	7,662,932
4.95% 4/15/18	4,871,000	5,079,196
5.7% 5/1/17	2,297,000	2,376,341
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	20,099,716
Digital Realty Trust LP 3.95% 7/1/22	5,362,000	5,461,095
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,458,602
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,703,602
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,997,471
4.125% 6/15/22	2,690,000	2,802,176
4.75% 10/1/20	4,767,000	5,149,876
5.5% 12/15/16	3,166,000	3,252,049
6.625% 10/1/17	3,452,000	3,691,517
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,118,284
3.15% 5/15/23	10,776,000	9,324,527
4.5% 4/18/22	11,607,000	11,250,329
Mid-America Apartments LP:
4% 11/15/25	1,859,000	1,898,520
4.3% 10/15/23	1,390,000	1,465,170
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,087,625
Tanger Properties LP:
3.75% 12/1/24	5,090,000	5,121,421
3.875% 12/1/23	3,062,000	3,131,461
6.125% 6/1/20	4,142,000	4,724,742
Ventas Realty LP:
3.5% 2/1/25	2,171,000	2,142,319
4.125% 1/15/26	2,587,000	2,657,669
4.375% 2/1/45	1,297,000	1,190,135
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,295,073
		139,612,111

TOTAL FINANCIALS		1,573,459,079

HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	2,238,000	2,294,830
Health Care Providers & Services - 1.1%
Express Scripts Holding Co. 4.75% 11/15/21	6,771,000	7,359,881
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,569,574
4.25% 10/15/19	4,510,000	4,648,119
4.75% 5/1/23	360,000	366,300
5.875% 3/15/22	430,000	465,475
6.5% 2/15/20	38,271,000	42,002,423
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,235,325
UnitedHealth Group, Inc. 3.35% 7/15/22	2,886,000	3,068,675
		72,715,772
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	2,015,247
Pharmaceuticals - 0.4%
Actavis Funding SCS:
3% 3/12/20	6,503,000	6,691,229
3.45% 3/15/22	11,300,000	11,735,423
Perrigo Finance PLC 3.5% 12/15/21	1,819,000	1,855,042
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,165,298
		22,446,992

TOTAL HEALTH CARE		99,472,841

INDUSTRIALS - 0.6%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	493,912	522,016
6.648% 3/15/19	317,675	327,301
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	857,284	887,289
8.36% 1/20/19	3,441,526	3,675,894
		5,412,500
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,859,020
3.75% 2/1/22	7,687,000	7,657,174
3.875% 4/1/21	7,380,000	7,499,925
4.25% 9/15/24	6,449,000	6,368,388
4.75% 3/1/20	6,486,000	6,774,627
		32,159,134
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	2,976,480

TOTAL INDUSTRIALS		40,548,114

INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,464,000	7,764,516
4.4% 10/15/22 (a)	7,460,000	7,796,118
4.9% 10/15/25 (a)	7,464,000	7,688,413
		23,249,047
MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	5,185,821
4.25% 11/15/20	1,596,000	1,736,940
		6,922,761
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	4,534,000	4,606,272
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,175,063
Barrick Gold Corp. 4.1% 5/1/23	854,000	831,988
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	3,054,000	3,080,723
6.75% 10/19/75 (a)(b)	7,585,000	7,585,000
Corporacion Nacional del Cobre de Chile (Codelco) 4.5% 8/13/23 (Reg. S)	20,000,000	20,804,100
		39,083,146

TOTAL MATERIALS		46,005,907

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.45% 6/30/20	5,357,000	5,415,198
5.875% 10/1/19	5,356,000	6,054,840
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	322,729
CenturyLink, Inc.:
5.15% 6/15/17	445,000	453,900
6% 4/1/17	1,112,000	1,142,580
6.15% 9/15/19	3,031,000	3,144,663
Embarq Corp. 7.995% 6/1/36	49,549,000	47,836,587
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	21,310,749
6.55% 9/15/43	28,078,000	36,932,594
		122,613,840
UTILITIES - 2.6%
Electric Utilities - 1.9%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	4,041,475
6.4% 9/15/20 (a)	11,762,000	13,474,653
Entergy Corp. 4% 7/15/22	8,000,000	8,487,960
Exelon Corp. 3.95% 6/15/25 (a)	7,417,000	7,690,294
FirstEnergy Corp.:
2.75% 3/15/18	17,232,000	17,398,082
4.25% 3/15/23	28,183,000	29,347,409
7.375% 11/15/31	10,199,000	12,564,250
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,333,364
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,000,000	13,048,750
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	646,353
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,019,772
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,795,756
		126,848,118
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,735,000	2,820,835
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,552,365
		4,373,200
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9286% 9/30/66 (b)	21,923,000	15,353,050
7.5% 6/30/66 (b)	5,100,000	4,309,500
NiSource Finance Corp. 5.45% 9/15/20	6,486,000	7,245,511
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,949,018
6.5% 12/15/20	2,803,000	3,251,430
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,850,000	3,118,500
		43,227,009

TOTAL UTILITIES		174,448,327

TOTAL NONCONVERTIBLE BONDS
(Cost $3,103,479,900)		3,089,931,593

U.S. Government and Government Agency Obligations - 13.2%
U.S. Treasury Inflation-Protected Obligations - 7.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$146,235,182	$141,884,799
1% 2/15/46	63,170,000	66,002,691
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	287,980,000	294,250,150

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		502,137,640

U.S. Treasury Obligations - 5.7%
U.S. Treasury Bonds:
3% 5/15/45	100,681,000	108,605,702
3% 11/15/45	83,498,000	90,174,584
U.S. Treasury Notes:
0.5% 4/30/17 (c)	37,330,000	37,273,146
2% 8/15/25	140,621,000	143,372,953

TOTAL U.S. TREASURY OBLIGATIONS		379,426,385

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $844,215,030)		881,564,025

U.S. Government Agency - Mortgage Securities - 23.3%
Fannie Mae - 12.7%
1.813% 5/1/34 (b)	891,006	914,204
1.957% 9/1/33 (b)	468,649	481,966
2.055% 12/1/34 (b)	86,377	89,368
2.083% 3/1/35 (b)	46,721	48,353
2.104% 5/1/33 (b)	11,200	11,654
2.302% 6/1/36 (b)	128,022	134,053
2.388% 7/1/35 (b)	408,934	428,994
2.458% 3/1/35 (b)	44,672	47,199
2.48% 11/1/36 (b)	961,622	1,011,611
2.493% 3/1/36 (b)	288,323	304,504
2.5% 5/1/27 to 8/1/43	43,769,394	44,714,840
2.557% 10/1/33 (b)	59,910	63,316
2.576% 7/1/35 (b)	109,650	115,199
2.627% 5/1/36 (b)	306,005	323,829
2.628% 7/1/37 (b)	170,923	180,958
2.633% 8/1/36 (b)	1,850,028	1,956,836
2.808% 5/1/35 (b)	174,057	184,983
3% 9/1/42 to 12/1/45	102,974,333	105,879,769
3% 4/1/46 (d)	900,000	923,289
3% 4/1/46 (d)	38,100,000	39,085,887
3.034% 3/1/36 (b)	439,916	460,618
3.5% 12/1/25 to 12/1/45	212,047,276	223,610,966
3.5% 4/1/46 (d)	38,800,000	40,685,529
3.5% 4/1/46 (d)	19,500,000	20,447,624
4% 11/1/31 to 2/1/46	171,806,092	184,548,110
4% 4/1/46 (d)	400,000	427,479
4.5% 7/1/33 to 4/1/45	71,442,263	77,988,133
5% 10/1/21 to 11/1/44	47,062,701	52,124,194
5.5% 10/1/17 to 9/1/41	20,412,229	23,051,141
6% 7/1/19 to 1/1/42	24,869,237	28,674,504
6.5% 6/1/16 to 11/1/16	4,354	4,395
7% 4/1/16 to 6/1/32	1,208,879	1,416,034
7.5% 2/1/22 to 11/1/31	939,611	1,125,442
8% 6/1/29	629	776

TOTAL FANNIE MAE		851,465,757

Freddie Mac - 5.9%
2.166% 4/1/35 (b)	710,281	737,981
2.48% 5/1/35 (b)	304,300	320,811
2.683% 1/1/35 (b)	48,183	50,875
3% 9/1/42 to 1/1/46	111,531,758	114,457,164
3.26% 10/1/35 (b)	126,020	133,931
3.5% 6/1/27 to 2/1/46	112,866,899	118,619,100
4% 6/1/24 to 2/1/46	62,373,923	66,843,764
4% 4/1/46 (d)	4,900,000	5,230,494
4.5% 7/1/25 to 10/1/41	30,359,790	33,187,350
5% 4/1/38 to 7/1/41	17,640,658	19,582,559
5.5% 8/1/23 to 6/1/41	27,483,895	30,903,554
6% 7/1/37 to 8/1/37	872,307	996,702
6.5% 9/1/39	1,418,519	1,657,847
7.5% 11/1/16 to 6/1/32	430,627	510,414
8% 7/1/25 to 4/1/27	19,025	22,774
8.5% 2/1/19 to 5/1/22	1,537	1,744

TOTAL FREDDIE MAC		393,257,064

Ginnie Mae - 4.7%
3% 12/20/42 to 12/20/45	42,239,978	43,865,282
3% 4/1/46 (d)	3,600,000	3,730,500
3.5% 1/15/41 to 2/20/46	117,368,044	124,284,939
4% 8/20/40 to 7/20/45	65,638,976	70,527,635
4.5% 5/15/39 to 5/20/41	45,944,491	49,928,707
5% 3/15/39 to 9/15/41	7,668,033	8,568,305
5.5% 11/20/33 to 12/15/38	5,585,354	6,285,869
7% 6/15/24 to 9/15/32	2,454,834	2,944,040
7.5% 3/15/22 to 8/15/28	538,557	626,745
8% 4/15/24 to 12/15/25	56,077	65,926
8.5% 8/15/29 to 11/15/31	88,492	109,830

TOTAL GINNIE MAE		310,937,778

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,532,974,985)		1,555,660,599

Asset-Backed Securities - 1.9%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1408% 4/25/35 (b)	$431,966	$389,030
Airspeed Ltd. Series 2007-1A Class C1, 2.9362% 6/15/32 (a)(b)	3,600,444	1,620,200
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	29,199	26,738
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	58,421	43,050
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	31,145	27,788
Series 2006-W4 Class A2C, 0.593% 5/25/36 (b)	740,734	261,045
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,035,659
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.573% 12/25/36 (b)	1,172,000	625,194
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.683% 3/25/32 (b)	16,339	15,517
Series 2004-3 Class M4, 1.888% 4/25/34 (b)	40,568	35,431
Series 2004-4 Class M2, 1.228% 6/25/34 (b)	63,848	58,914
Series 2004-7 Class AF5, 5.868% 1/25/35	1,682,635	1,741,420
Fannie Mae Series 2004-T5 Class AB3, 1.2634% 5/28/35 (b)	25,289	21,985
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.608% 8/25/34 (b)	189,000	178,576
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.258% 3/25/34 (b)	4,686	3,969
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,936,442
Fremont Home Loan Trust Series 2005-A Class M4, 1.453% 1/25/35 (b)	225,345	121,972
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	654,795	585,829
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,544,736	6,434,130
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.753% 8/25/33 (b)	573,052	529,389
Series 2003-3 Class M1, 1.723% 8/25/33 (b)	283,028	264,053
Series 2003-5 Class A2, 1.133% 12/25/33 (b)	21,396	19,793
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.623% 1/25/37 (b)	805,000	517,691
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1793% 8/17/32 (a)(b)	3,623,000	3,467,152
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	37,615	37,384
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.558% 7/25/33 (b)	2,242,177	2,048,753
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.408% 7/25/34 (b)	24,889	23,172
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	66,156	65,787
Series 2006-OPT1 Class A1A, 0.953% 6/25/35 (b)	480,270	460,435
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.113% 8/25/34 (b)	37,283	32,428
Series 2004-NC6 Class M3, 2.608% 7/25/34 (b)	115,931	101,789
Series 2004-NC8 Class M6, 2.308% 9/25/34 (b)	136,363	125,762
Series 2005-NC1 Class M1, 1.093% 1/25/35 (b)	155,275	139,432
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	7,047,230	7,047,935
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.943% 9/25/35 (b)	928,000	846,788
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.308% 9/25/34 (b)	346,000	316,356
Class M4, 2.608% 9/25/34 (b)	444,000	267,328
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.233% 4/25/33 (b)	3,323	2,863
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	7,909,000	7,979,080
Series 2014-1 Class D, 2.91% 4/15/20	7,746,000	7,748,681
Series 2014-4:
Class C, 2.6% 11/16/20	4,282,000	4,308,252
Class D, 3.1% 11/16/20	7,371,000	7,426,177
Series 2015-1 Class A3, 1.27% 2/15/19	19,806,000	19,812,348
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (b)	323,426	298,501
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	6,916,160	6,891,677
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.158% 9/25/34 (b)	25,727	21,652
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.293% 9/25/34 (b)	18,730	16,240
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	956,472	955,788
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	5,197,497	5,158,149
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	4,972,524	4,932,596
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	19,674,678	19,373,187
TOTAL ASSET-BACKED SECURITIES
(Cost $128,387,898)		125,399,507

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.1%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.643% 5/25/47 (b)	214,029	196,447
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.603% 2/25/37 (b)	363,679	322,114
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	5,834,410	5,824,381
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.723% 7/25/35 (b)	1,319,867	1,249,650
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7785% 6/10/35 (a)(b)	105,478	87,340
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	14,279	13,911

TOTAL PRIVATE SPONSOR		7,693,843

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,337,648	1,437,647
Series 1999-57 Class PH, 6.5% 12/25/29	1,170,689	1,358,255

TOTAL U.S. GOVERNMENT AGENCY		2,795,902

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,159,114)		10,489,745

Commercial Mortgage Securities - 7.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5928% 2/14/43 (b)(e)	985,805	6,080
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	6,655,443	6,655,944
Series 2007-2 Class A4, 5.6388% 4/10/49 (b)	17,013,000	17,272,642
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class C, 2.4862% 5/15/32 (a)(b)	4,902,000	4,788,346
Class D, 3.3362% 5/15/32 (a)(b)	3,103,000	2,949,858
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.708% 12/25/33 (a)(b)	17,481	15,529
Series 2005-3A:
Class A2, 0.833% 11/25/35 (a)(b)	129,582	111,662
Class M2, 0.923% 11/25/35 (a)(b)	28,261	22,371
Class M3, 0.943% 11/25/35 (a)(b)	25,330	19,341
Class M4, 1.033% 11/25/35 (a)(b)	31,610	23,788
Series 2005-4A:
Class A2, 0.823% 1/25/36 (a)(b)	473,450	405,584
Class B1, 1.833% 1/25/36 (a)(b)	18,882	13,273
Class M1, 0.883% 1/25/36 (a)(b)	152,815	121,143
Class M2, 0.903% 1/25/36 (a)(b)	45,706	35,135
Class M3, 0.933% 1/25/36 (a)(b)	66,943	49,331
Class M4, 1.043% 1/25/36 (a)(b)	34,857	25,114
Class M5, 1.083% 1/25/36 (a)(b)	34,857	25,181
Class M6, 1.133% 1/25/36 (a)(b)	37,165	26,938
Series 2006-1:
Class A2, 0.793% 4/25/36 (a)(b)	73,851	62,655
Class M6, 1.073% 4/25/36 (a)(b)	24,858	17,190
Series 2006-2A:
Class M1, 0.743% 7/25/36 (a)(b)	62,969	49,177
Class M2, 0.763% 7/25/36 (a)(b)	44,381	34,420
Class M3, 0.783% 7/25/36 (a)(b)	34,854	26,954
Class M4, 0.853% 7/25/36 (a)(b)	23,468	18,151
Class M5, 0.903% 7/25/36 (a)(b)	28,813	21,236
Series 2006-3A Class M4, 0.863% 10/25/36 (a)(b)	18,319	2,093
Series 2006-4A:
Class A2, 0.703% 12/25/36 (a)(b)	1,083,523	890,726
Class M1, 0.723% 12/25/36 (a)(b)	78,245	60,256
Class M2, 0.743% 12/25/36 (a)(b)	49,669	35,080
Class M3, 0.773% 12/25/36 (a)(b)	50,349	31,523
Series 2007-1 Class A2, 0.703% 3/25/37 (a)(b)	197,497	167,545
Series 2007-2A:
Class A1, 0.703% 7/25/37 (a)(b)	846,315	712,220
Class A2, 0.753% 7/25/37 (a)(b)	792,796	629,439
Class M1, 0.803% 7/25/37 (a)(b)	265,324	201,472
Class M2, 0.843% 7/25/37 (a)(b)	102,048	71,534
Class M3, 0.923% 7/25/37 (a)(b)	77,672	50,815
Series 2007-3:
Class A2, 0.723% 7/25/37 (a)(b)	291,984	232,662
Class M1, 0.743% 7/25/37 (a)(b)	152,802	116,245
Class M2, 0.773% 7/25/37 (a)(b)	162,103	118,624
Class M3, 0.803% 7/25/37 (a)(b)	265,410	138,198
Class M4, 0.933% 7/25/37 (a)(b)	416,219	189,981
Class M5, 1.033% 7/25/37 (a)(b)	194,127	38,354
Series 2007-4A Class M1, 1.3858% 9/25/37 (a)(b)	50,890	13,443
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class A4, 5.537% 10/12/41	2,593,076	2,613,712
C-BASS Trust floater Series 2006-SC1 Class A, 0.703% 5/25/36 (a)(b)	99,827	96,413
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.427% 12/15/27 (a)(b)	3,067,000	2,920,739
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	6,311,000	6,209,925
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	5,339,303	5,353,091
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2862% 4/15/17 (a)(b)	82,454	82,025
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	28,508,537	28,687,631
Series 2007-C3 Class A4, 5.6987% 6/15/39 (b)	18,112,756	18,521,512
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	7,373,959	7,606,628
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	1,452,000	1,412,108
Class C, 2.677% 3/15/17 (a)(b)	1,415,000	1,367,049
Class D, 3.627% 3/15/17 (a)(b)	2,141,000	2,071,276
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (a)(b)	7,520,000	7,611,561
Class CFX, 3.3822% 12/15/19 (a)(b)	6,312,000	6,188,177
Class DFX, 3.3822% 12/15/19 (a)(b)	5,350,000	5,063,992
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	24,598,449	24,952,089
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	26,017,020	26,550,834
Series 2006-GG7 Class A4, 5.8773% 7/10/38 (b)	1,706,347	1,708,850
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,701,765	2,725,640
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,550,000	1,552,786
Class DFX, 4.4065% 11/5/30 (a)	14,762,000	14,788,495
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0862% 4/15/27 (a)(b)	2,472,000	2,414,358
Class D, 2.6862% 4/15/27 (a)(b)	5,271,000	5,131,061
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,968,400	1,974,700
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,326,840	4,372,203
Series 2007-CB18 Class A4, 5.44% 6/12/47	17,460,195	17,766,319
Series 2007-LD11 Class A4, 5.782% 6/15/49 (b)	87,242,206	89,243,629
Series 2006-LDP7 Class A4, 5.9296% 4/17/45 (b)	1,225,803	1,225,186
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (b)	6,353,942	6,560,380
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	10,754,461	10,940,439
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8214% 6/12/50 (b)	4,610,000	4,745,903
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	2,083,498	2,106,119
Series 2007-5 Class A4, 5.378% 8/12/48	16,220,859	16,523,855
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	11,060,000	11,285,088
Series 2007-7 Class A4, 5.7412% 6/12/50 (b)	1,004,223	1,037,033
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.617% 10/15/20 (a)(b)	181,119	181,131
Class E, 0.677% 10/15/20 (a)(b)	542,000	542,027
Class F, 0.727% 10/15/20 (a)(b)	326,000	326,016
Class G, 0.767% 10/15/20 (a)(b)	402,000	402,020
Class H, 0.857% 10/15/20 (a)(b)	253,000	253,261
Class J, 1.0055% 10/15/20 (a)(b)	146,169	140,505
Series 2007-IQ14 Class A4, 5.692% 4/15/49	6,827,000	6,990,397
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	4,158,605	1,258,406
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	53,457,476
Series 2007-C31:
Class A4, 5.509% 4/15/47	36,310,000	36,837,686
Class A5, 5.5% 4/15/47	6,261,000	6,428,907
Series 2007-C33 Class A4, 5.9535% 2/15/51 (b)	32,849,801	33,848,080
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $555,740,703)		520,573,971

Municipal Securities - 3.6%
Chicago Gen. Oblig.:
(Taxable Proj.):	$	$
Series 2010 C1, 7.781% 1/1/35	1,575,000	1,679,234
Series 2012 B, 5.432% 1/1/42	5,545,000	4,609,170
6.314% 1/1/44	36,730,000	33,337,985
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	4,325,000	4,417,166
4.95% 6/1/23	11,575,000	12,079,786
5.1% 6/1/33	99,540,000	93,084,831
Series 2010 5, 6.2% 7/1/21	3,770,000	3,966,115
Series 2010-1, 6.63% 2/1/35	19,115,000	20,626,805
Series 2010-3:
6.725% 4/1/35	16,145,000	17,620,653
7.35% 7/1/35	8,115,000	8,866,124
Series 2011:
5.365% 3/1/17	250,000	257,538
5.665% 3/1/18	7,745,000	8,161,991
5.877% 3/1/19	19,560,000	21,233,358
Series 2013:
1.84% 12/1/16	5,060,000	5,053,928
3.6% 12/1/19	4,360,000	4,412,800
TOTAL MUNICIPAL SECURITIES
(Cost $249,095,145)		239,407,484

Foreign Government and Government Agency Obligations - 0.8%
Brazilian Federative Republic 4.875% 1/22/21	$15,000,000	$15,150,000
United Mexican States 3.5% 1/21/21	40,137,000	41,541,795
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $56,271,620)		56,691,795

Bank Notes - 1.0%
Discover Bank:
(Delaware) 3.2% 8/9/21	$11,512,000	$11,504,874
3.1% 6/4/20	10,724,000	10,806,693
8.7% 11/18/19	1,160,000	1,351,444
KeyBank NA:
2.25% 3/16/20	20,000,000	20,018,020
6.95% 2/1/28	850,000	1,057,001
Regions Bank 7.5% 5/15/18	18,822,000	20,743,707
TOTAL BANK NOTES
(Cost $64,238,161)		65,481,739
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.39% (f)
(Cost $134,939,603)	134,939,603	134,939,603
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,679,502,159)		6,680,140,061
NET OTHER ASSETS (LIABILITIES) - 0.0%		604,449
NET ASSETS - 100%		$6,680,744,510

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 4/1/46	$(100,000)	$(106,870)
Ginnie Mae
3% 4/1/46	(1,300,000)	(1,347,124)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,452,469)		$(1,453,994)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	USD 8,098	$(533)	$0	$(533)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	44,906	(3,496)	0	(3,496)

TOTAL CREDIT DEFAULT SWAPS						$(4,029)	$0	$(4,029)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $515,487,481 or 7.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $282,569.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$288,483
Total	$288,483

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,089,931,593	$--	$3,089,931,593	$--
U.S. Government and Government Agency Obligations	881,564,025	--	881,564,025	--
U.S. Government Agency - Mortgage Securities	1,555,660,599	--	1,555,660,599	--
Asset-Backed Securities	125,399,507	--	122,636,422	2,763,085
Collateralized Mortgage Obligations	10,489,745	--	10,489,745	--
Commercial Mortgage Securities	520,573,971	--	519,313,472	1,260,499
Municipal Securities	239,407,484	--	239,407,484	--
Foreign Government and Government Agency Obligations	56,691,795	--	56,691,795	--
Bank Notes	65,481,739	--	65,481,739	--
Money Market Funds	134,939,603	134,939,603	--	--
Total Investments in Securities:	$6,680,140,061	$134,939,603	$6,541,176,874	$4,023,584
Derivative Instruments:
Liabilities
Swaps	$(4,029)	$--	$(4,029)	$--
Total Liabilities	$(4,029)	$--	$(4,029)	$--
Total Derivative Instruments:	$(4,029)	$--	$(4,029)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,453,994)	$--	$(1,453,994)	$--
Total Other Financial Instruments:	$(1,453,994)	$--	$(1,453,994)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(4,029)
Total Credit Risk	0	(4,029)
Total Value of Derivatives	$0	$(4,029)

 (a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.4%
United Kingdom	3.6%
Mexico	2.6%
Netherlands	1.9%
Luxembourg	1.3%
Brazil	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,544,562,556)	$6,545,200,458
Fidelity Central Funds (cost $134,939,603)	134,939,603
Total Investments (cost $6,679,502,159)		$6,680,140,061
Receivable for investments sold		4,503,142
Receivable for TBA sale commitments		1,452,469
Receivable for fund shares sold		70,118,968
Interest receivable		47,168,835
Distributions receivable from Fidelity Central Funds		73,796
Total assets		6,803,457,271
Liabilities
Payable to custodian bank	$9,094
Payable for investments purchased
Regular delivery	3,314,954
Delayed delivery	110,335,258
TBA sale commitments, at value	1,453,994
Payable for fund shares redeemed	7,570,591
Distributions payable	149
Bi-lateral OTC swaps, at value	4,029
Other payables and accrued expenses	24,692
Total liabilities		122,712,761
Net Assets		$6,680,744,510
Net Assets consist of:
Paid in capital		$6,680,112,162
Net unrealized appreciation (depreciation) on investments		632,348
Net Assets, for 62,319,302 shares outstanding		$6,680,744,510
Net Asset Value, offering price and redemption price per share ($6,680,744,510 ÷ 62,319,302 shares)		$107.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016
Investment Income
Interest		$118,145,728
Income from Fidelity Central Funds		288,483
Total income		118,434,211
Expenses
Custodian fees and expenses	$48,835
Independent directors' compensation	15,443
Total expenses before reductions	64,278
Expense reductions	(15,800)	48,478
Net investment income (loss)		118,385,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(485,557)
Swaps	1,372
Total net realized gain (loss)		(484,185)
Change in net unrealized appreciation (depreciation) on: Investment securities	69,618,627
Swaps	3,428
Delayed delivery commitments	1,318,046
Total change in net unrealized appreciation (depreciation)		70,940,101
Net gain (loss)		70,455,916
Net increase (decrease) in net assets resulting from operations		$188,841,649

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,385,733	$234,157,972
Net realized gain (loss)	(484,185)	69,377,883
Change in net unrealized appreciation (depreciation)	70,940,101	(165,184,955)
Net increase (decrease) in net assets resulting from operations	188,841,649	138,350,900
Distributions to partners from net investment income	(116,467,139)	(226,272,120)
Affiliated share transactions
Proceeds from sales of shares	181,188,603	1,005,003,722
Reinvestment of distributions	116,466,260	226,270,524
Cost of shares redeemed	(1,121,541,491)	(1,377,897,175)
Net increase (decrease) in net assets resulting from share transactions	(823,886,628)	(146,622,929)
Total increase (decrease) in net assets	(751,512,118)	(234,544,149)
Net Assets
Beginning of period	7,432,256,628	7,666,800,777
End of period	$6,680,744,510	$7,432,256,628
Other Affiliated Information
Shares
Sold	1,707,203	9,300,446
Issued in reinvestment of distributions	1,099,609	2,099,703
Redeemed	(10,619,697)	(12,866,275)
Net increase (decrease)	(7,812,885)	(1,466,126)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Central Fund

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$105.97	$107.08	$105.37	$109.14	$104.84	$101.49
Income from Investment Operations
Net investment income (loss)A	1.788	3.267	2.918	2.588	2.994	3.367
Net realized and unrealized gain (loss)	1.200	(1.220)	1.591	(3.850)	4.299	3.177
Total from investment operations	2.988	2.047	4.509	(1.262)	7.293	6.544
Distributions to partners from net investment income	(1.758)	(3.157)	(2.799)	(2.508)	(2.993)	(3.194)
Net asset value, end of period	$107.20	$105.97	$107.08	$105.37	$109.14	$104.84
Total ReturnB,C	2.85%	1.90%	4.32%	(1.18)%	7.06%	6.58%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	–%G	–%	–%	–%	–%	–%
Expenses net of fee waivers, if anyF	–%G	–%	–%	–%	–%	–%
Expenses net of all reductionsF	–%G	–%	–%	–%	–%	–%
Net investment income (loss)	3.38%G	3.03%	2.74%	2.41%	2.81%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$6,680,745	$7,432,257	$7,666,801	$6,906,153	$5,968,582	$5,081,265
Portfolio turnover rateH	98%G	395%	341%	321%	344%	424%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$150,166,520
Gross unrealized depreciation	(143,684,869)
Net unrealized appreciation (depreciation) on securities	$6,481,651
Tax Cost	$6,673,823,942

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$1,372	$3,428
Total Credit Risk	1,372	3,428
Totals	$1,372	$3,428

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $284,135,297 and $1,168,860,654, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3,120.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $15,443.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $357.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Partners of Fidelity Investment Grade Bond Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2016 and for the year ended September 30, 2015 and the financial highlights for the six months ended March 31, 2016 and each of the five years in the period ended September 30, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Central Fund as of March 31, 2016, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended March 31, 2016 and for the year ended September 30, 2015 and the financial highlights for the six months ended March 31, 2016 and for each of the five years in the period ended September 30, 2015 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Actual	.0014%	$1,000.00	$1,028.50	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
John Engler
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Albert R. Gamper, Jr.
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Robert F. Gartland
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Abigail P. Johnson
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Arthur E. Johnson
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Michael E. Kenneally
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
James H. Keyes
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Marie L. Knowles
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Geoffrey A. von Kuhn
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TP1-SANN-0516
1.807412.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2016